DBX ETF Trust

Schedule of Investments

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 99.0%
Basic Materials - 2.9%
Chemicals - 2.2%
Dow Chemical Co.
7.375%, 11/1/29	$20,000	$27,927
2.10%, 11/15/30	10,000	9,881
3.60%, 11/15/50(a)	5,000	5,179
DuPont de Nemours, Inc.
2.169%, 5/1/23(a)	10,000	10,054
4.205%, 11/15/23	10,000	10,962
5.419%, 11/15/48(a)	10,000	13,357
Ecolab, Inc.,
2.70%, 11/1/26	15,000	16,231
Linde, Inc.,
2.00%, 8/10/50	5,000	4,154
LYB International Finance III LLC,
3.375%, 5/1/30	17,000	18,432
LyondellBasell Industries NV,
4.625%, 2/26/55	10,000	11,678
Nutrien Ltd.
3.15%, 10/1/22	10,000	10,358
5.00%, 4/1/49	10,000	13,063
Sherwin-Williams Co.,
4.50%, 6/1/47	13,000	15,801

(Cost $157,305)		167,077

Forest Products & Paper - 0.1%
International Paper Co.,
4.80%, 6/15/44
(Cost $10,841)	10,000	12,462

Iron/Steel - 0.3%
Nucor Corp.,
3.95%, 5/1/28	20,000	22,907
Steel Dynamics, Inc.,
2.80%, 12/15/24	2,000	2,143

(Cost $23,291)		25,050

Mining - 0.3%
Newmont Corp.
2.25%, 10/1/30	10,000	9,982
4.875%, 3/15/42	5,000	6,398
Teck Resources Ltd.,
3.90%, 7/15/30	5,000	5,441

(Cost $20,160)		21,821

Communications - 7.8%
Advertising - 0.1%
Omnicom Group, Inc.,
2.45%, 4/30/30
(Cost $6,206)	6,000	6,119

Internet - 1.4%
Alphabet, Inc.,
1.998%, 8/15/26	25,000	26,320
Amazon.com, Inc.
5.20%, 12/3/25	15,000	17,841
1.50%, 6/3/30	19,000	18,540
4.25%, 8/22/57	18,000	22,557
Booking Holdings, Inc.,
3.60%, 6/1/26	8,000	8,864
eBay, Inc.
3.80%, 3/9/22	5,000	5,163
4.00%, 7/15/42	9,000	10,070

(Cost $112,522)		109,355

Media - 1.6%
Discovery Communications LLC
3.45%, 3/15/25	10,000	10,813
5.20%, 9/20/47	10,000	12,351
144A, 4.00%, 9/15/55	6,000	6,165
TWDC Enterprises 18 Corp., MTN,
2.95%, 6/15/27(a)	15,000	16,448
Walt Disney Co.
1.75%, 8/30/24	25,000	25,965
3.70%, 3/23/27	15,000	17,061
2.75%, 9/1/49	3,000	2,831
4.70%, 3/23/50	15,000	19,265
3.60%, 1/13/51	5,000	5,468
3.80%, 5/13/60	5,000	5,655

(Cost $115,159)		122,022

Telecommunications - 4.7%
Cisco Systems, Inc.
2.20%, 9/20/23	5,000	5,237
5.50%, 1/15/40	10,000	14,126
Corning, Inc.
5.35%, 11/15/48	7,000	9,195
4.375%, 11/15/57	3,000	3,436
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	10,000	15,200
Motorola Solutions, Inc.,
2.30%, 11/15/30	10,000	9,835
Orange SA,
5.50%, 2/6/44	6,000	8,272
Rogers Communications, Inc.
4.10%, 10/1/23	10,000	10,847
4.50%, 3/15/43	10,000	11,831
4.30%, 2/15/48	2,000	2,353
Telefonica Europe BV,
8.25%, 9/15/30	30,000	43,716
TELUS Corp.,
3.70%, 9/15/27	10,000	11,363
Verizon Communications, Inc.
2.45%, 11/1/22	10,000	10,303
3.376%, 2/15/25	10,000	10,927
4.016%, 12/3/29	17,000	19,502
4.40%, 11/1/34	25,000	29,724
4.272%, 1/15/36	17,000	19,839
4.812%, 3/15/39	20,000	24,732
5.012%, 4/15/49	5,000	6,371
5.012%, 8/21/54	5,000	6,430
4.672%, 3/15/55	27,000	33,021
144A, 2.987%, 10/30/56	15,000	13,616
Vodafone Group PLC
4.375%, 5/30/28	10,000	11,724
4.375%, 2/19/43	20,000	23,232
5.25%, 5/30/48	6,000	7,762

(Cost $334,081)		362,594

Consumer, Cyclical - 4.5%
Apparel - 0.3%
NIKE, Inc.
2.375%, 11/1/26	5,000	5,318
3.625%, 5/1/43	15,000	16,979
VF Corp.,
2.40%, 4/23/25	5,000	5,261

(Cost $26,138)		27,558

Auto Manufacturers - 1.3%
American Honda Finance Corp., MTN,
2.15%, 9/10/24	35,000	36,802
Cummins, Inc.,
1.50%, 9/1/30	8,000	7,667
PACCAR Financial Corp., MTN,
1.90%, 2/7/23	5,000	5,156
Toyota Motor Credit Corp.
MTN, 2.90%, 3/30/23	13,000	13,692
GMTN, 3.45%, 9/20/23	10,000	10,773
3.65%, 1/8/29	22,000	25,129

(Cost $96,162)		99,219

Home Builders - 0.1%
NVR, Inc.,
3.00%, 5/15/30
(Cost $5,417)	5,000	5,312

Office Furnishings - 0.1%
Steelcase, Inc.,
5.125%, 1/18/29
(Cost $5,358)	5,000	5,944

Retail - 2.6%
Darden Restaurants, Inc.,
3.85%, 5/1/27	5,000	5,459
Home Depot, Inc.
3.00%, 4/1/26	20,000	21,793
2.70%, 4/15/30	28,000	29,890
3.90%, 6/15/47	2,000	2,318
4.50%, 12/6/48	5,000	6,336
3.50%, 9/15/56	10,000	10,974
Lowe’s Cos., Inc.
3.65%, 4/5/29	30,000	33,700
4.375%, 9/15/45	6,000	7,144
4.55%, 4/5/49	4,000	4,937
Starbucks Corp.
4.00%, 11/15/28	13,000	14,979
4.50%, 11/15/48	5,000	5,985
3.50%, 11/15/50	5,000	5,237
Target Corp.
2.50%, 4/15/26	15,000	16,137
4.00%, 7/1/42	6,000	7,450
TJX Cos., Inc.,
2.25%, 9/15/26	8,000	8,459
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	10,000	11,018
4.80%, 11/18/44	6,000	6,865
4.65%, 6/1/46	6,000	6,752

(Cost $192,207)		205,433

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.,
3.90%, 11/19/29
(Cost $6,077)	6,000	6,613

Consumer, Non-cyclical - 18.3%
Agriculture - 0.2%
Archer-Daniels-Midland Co.,
4.50%, 3/15/49
(Cost $16,426)	13,000	17,133

Beverages - 2.1%
Coca-Cola Co.
3.45%, 3/25/30	30,000	33,879
4.20%, 3/25/50	10,000	12,441
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	30,000	32,014
4.597%, 5/25/28	10,000	11,810
PepsiCo, Inc.
2.75%, 3/5/22	20,000	20,513
2.75%, 3/19/30	21,000	22,507
4.45%, 4/14/46	6,000	7,584
4.00%, 5/2/47	10,000	11,928
3.625%, 3/19/50	5,000	5,678

(Cost $153,985)		158,354

Biotechnology - 2.1%
Amgen, Inc.
3.625%, 5/22/24	25,000	27,245
3.125%, 5/1/25	5,000	5,406
4.40%, 5/1/45	25,000	29,747
3.375%, 2/21/50	5,000	5,152
4.663%, 6/15/51	4,000	5,050
Baxalta, Inc.,
5.25%, 6/23/45	12,000	15,702
Biogen, Inc.
4.05%, 9/15/25	10,000	11,272
144A, 3.25%, 2/15/51	7,000	6,835
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	16,281
1.65%, 10/1/30	10,000	9,630
4.00%, 9/1/36	15,000	17,342
4.75%, 3/1/46	5,000	6,181
4.15%, 3/1/47	6,000	6,875

(Cost $156,270)		162,718

Commercial Services - 0.4%
Moody’s Corp.,
5.25%, 7/15/44	6,000	7,954
PayPal Holdings, Inc.
2.85%, 10/1/29	5,000	5,357
3.25%, 6/1/50	10,000	10,557
RELX Capital, Inc.,
4.00%, 3/18/29	5,000	5,688
S&P Global, Inc.,
2.30%, 8/15/60	5,000	4,215

(Cost $33,934)		33,771

Cosmetics/Personal Care - 0.6%
Colgate-Palmolive Co.,MTN,
4.00%, 8/15/45	5,000	6,234
Estee Lauder Cos., Inc.,
2.00%, 12/1/24	20,000	21,034
Procter & Gamble Co.
2.85%, 8/11/27	11,000	12,112
3.60%, 3/25/50(a)	5,000	6,059

(Cost $43,613)		45,439

Food - 2.0%
Campbell Soup Co.,
4.15%, 3/15/28	5,000	5,751
Conagra Brands, Inc.
4.30%, 5/1/24	30,000	33,237
5.40%, 11/1/48	5,000	6,618

General Mills, Inc.
3.20%, 2/10/27	6,000	6,612
144A, 3.00%, 2/1/51	10,000	9,791
Kellogg Co.,
2.10%, 6/1/30	5,000	5,013
Kroger Co.
4.50%, 1/15/29	18,000	21,411
4.45%, 2/1/47	3,000	3,537
3.95%, 1/15/50	3,000	3,347
McCormick & Co., Inc.,
3.40%, 8/15/27	5,000	5,562
Mondelez International, Inc.,
2.75%, 4/13/30	10,000	10,494
Sysco Corp.
3.75%, 10/1/25	5,000	5,530
3.25%, 7/15/27	17,000	18,660
6.60%, 4/1/50	10,000	14,857

(Cost $139,430)		150,420

Healthcare-Products - 0.1%
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	3,000	3,577
4.10%, 8/15/47	5,000	5,979

(Cost $10,132)		9,556

Healthcare-Services - 1.4%
Aetna, Inc.,
3.875%, 8/15/47	5,000	5,444
Anthem, Inc.
2.25%, 5/15/30	10,000	10,080
3.125%, 5/15/50	15,000	14,892
HCA, Inc.
4.75%, 5/1/23	15,000	16,271
4.125%, 6/15/29	2,000	2,261
5.50%, 6/15/47	7,000	8,983
5.25%, 6/15/49	6,000	7,551
Humana, Inc.,
3.125%, 8/15/29	23,000	24,641
Laboratory Corp. of America Holdings,
3.60%, 2/1/25	10,000	10,927
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	5,343
2.80%, 6/30/31	5,000	5,272

(Cost $106,025)		111,665

Household Products/Wares - 0.4%
Clorox Co.,
3.50%, 12/15/24	15,000	16,537
Kimberly-Clark Corp.,
2.875%, 2/7/50	10,000	10,214

(Cost $26,342)		26,751

Pharmaceuticals - 9.0%
AbbVie, Inc.
3.80%, 3/15/25	20,000	22,020
3.60%, 5/14/25	45,000	49,405
4.25%, 11/14/28	30,000	34,906
4.70%, 5/14/45	25,000	30,419
4.875%, 11/14/48	3,000	3,785
4.25%, 11/21/49	13,000	15,101
AmerisourceBergen Corp.,
4.30%, 12/15/47	6,000	6,893
AstraZeneca PLC
1.375%, 8/6/30	5,000	4,712
6.45%, 9/15/37	10,000	14,745
4.375%, 11/16/45	7,000	8,542
Becton Dickinson and Co.,
4.669%, 6/6/47	10,000	12,449
Bristol-Myers Squibb Co.
2.60%, 5/16/22	25,000	25,707
3.40%, 7/26/29	22,000	24,687
4.25%, 10/26/49	23,000	28,085
Cardinal Health, Inc.,
3.41%, 6/15/27	20,000	22,000
Cigna Corp.
3.75%, 7/15/23	10,000	10,763
4.375%, 10/15/28	35,000	40,865
4.80%, 7/15/46	10,000	12,526
4.90%, 12/15/48	4,000	5,066
CVS Health Corp.
3.875%, 7/20/25	40,000	44,535
4.30%, 3/25/28	3,000	3,458
3.25%, 8/15/29	19,000	20,646
4.78%, 3/25/38	10,000	12,222
5.125%, 7/20/45	25,000	31,673
5.05%, 3/25/48	8,000	10,135
Eli Lilly and Co.
2.35%, 5/15/22	5,000	5,128
3.95%, 3/15/49	5,000	5,940
2.25%, 5/15/50	10,000	8,825
GlaxoSmithKline Capital PLC,
3.375%, 6/1/29	15,000	16,870
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,499
3.875%, 5/15/28	5,000	5,791
Johnson & Johnson
2.05%, 3/1/23	20,000	20,685
5.95%, 8/15/37	10,000	14,588
3.70%, 3/1/46	15,000	17,416
3.50%, 1/15/48	5,000	5,666
Merck & Co., Inc.
2.80%, 5/18/23	20,000	21,110
4.15%, 5/18/43	5,000	6,087
3.70%, 2/10/45	10,000	11,331
4.00%, 3/7/49	3,000	3,585
Novartis Capital Corp.,
2.75%, 8/14/50	13,000	12,892
Sanofi,
3.625%, 6/19/28	5,000	5,662
Shire Acquisitions Investments Ireland DAC,
2.875%, 9/23/23	20,000	21,117
Zoetis, Inc.
4.70%, 2/1/43	5,000	6,343
4.45%, 8/20/48	3,000	3,685

(Cost $664,887)		698,565

Energy - 8.0%
Oil & Gas - 4.6%
BP Capital Markets America, Inc.
3.017%, 1/16/27	30,000	32,335
4.234%, 11/6/28	5,000	5,808
3.00%, 2/24/50	6,000	5,595

BP Capital Markets PLC,
3.279%, 9/19/27	8,000	8,801
Cenovus Energy, Inc.,
4.25%, 4/15/27	10,000	10,980
Chevron Corp.
1.141%, 5/11/23	5,000	5,090
1.554%, 5/11/25	10,000	10,236
2.954%, 5/16/26	9,000	9,770
2.236%, 5/11/30	5,000	5,119
3.078%, 5/11/50	4,000	4,016
Chevron USA, Inc.
5.05%, 11/15/44	2,000	2,641
4.95%, 8/15/47	4,000	5,224
ConocoPhillips,
144A, 4.85%, 8/15/48	3,000	3,825
ConocoPhillips Co.
4.30%, 11/15/44	7,000	8,347
5.95%, 3/15/46	10,000	14,439
Devon Energy Corp.,
5.85%, 12/15/25	15,000	17,522
Exxon Mobil Corp.
2.709%, 3/6/25	8,000	8,527
2.44%, 8/16/29	3,000	3,133
2.61%, 10/15/30	30,000	31,391
3.567%, 3/6/45	5,000	5,286
3.095%, 8/16/49	5,000	4,864
4.327%, 3/19/50	7,000	8,264
Hess Corp.
3.50%, 7/15/24	10,000	10,610
5.80%, 4/1/47	5,000	6,206
Husky Energy, Inc.,
4.40%, 4/15/29	10,000	11,042
Marathon Oil Corp.,
4.40%, 7/15/27	5,000	5,663
Marathon Petroleum Corp.,
4.50%, 4/1/48	10,000	10,931
Phillips 66
4.30%, 4/1/22	15,000	15,633
5.875%, 5/1/42	8,000	10,828
4.875%, 11/15/44	3,000	3,672
Suncor Energy, Inc.
6.50%, 6/15/38	10,000	13,643
4.00%, 11/15/47	4,000	4,309
Total Capital International SA
3.70%, 1/15/24	10,000	10,917
3.455%, 2/19/29	10,000	11,164
3.127%, 5/29/50	5,000	4,901
Valero Energy Corp.
2.85%, 4/15/25	5,000	5,279
3.40%, 9/15/26	15,000	16,126
2.15%, 9/15/27	4,000	4,011

(Cost $340,038)		356,148

Oil & Gas Services - 0.6%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	8,000	8,799
Halliburton Co.
3.80%, 11/15/25	1,000	1,114
2.92%, 3/1/30(a)	30,000	30,871
NOV, Inc.,
3.95%, 12/1/42	2,000	1,959
Schlumberger Investment SA,
3.65%, 12/1/23	5,000	5,397

(Cost $40,236)		48,140

Pipelines - 2.8%
Boardwalk Pipelines LP,
3.40%, 2/15/31	5,000	5,170
Cheniere Corpus Christi Holdings LLC,
5.125%, 6/30/27	10,000	11,682
Enbridge, Inc.,
3.70%, 7/15/27	35,000	39,087
Kinder Morgan, Inc.
3.15%, 1/15/23	15,000	15,717
2.00%, 2/15/31	20,000	19,084
3.25%, 8/1/50	23,000	21,009
ONEOK, Inc.
2.75%, 9/1/24	20,000	21,063
4.35%, 3/15/29	15,000	16,642
5.20%, 7/15/48	5,000	5,585
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	10,000	11,641
144A, 4.50%, 5/15/30	10,000	11,450
TransCanada Pipelines Ltd.
4.10%, 4/15/30	8,000	9,129
7.625%, 1/15/39	13,000	19,497
4.875%, 5/15/48	8,000	9,606

(Cost $204,945)		216,362

Financial - 31.7%
Banks - 21.4%
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	5,000	5,217
MTN, 3.95%, 11/18/25	30,000	34,086
MTN, 3.30%, 8/23/29	10,000	11,081
Bank of Nova Scotia
3.40%, 2/11/24	30,000	32,478
4.50%, 12/16/25	10,000	11,481
Canadian Imperial Bank of Commerce,
2.606%, 7/22/23	25,000	25,769
Citigroup, Inc.
3.875%, 10/25/23	5,000	5,450
3.875%, 3/26/25	10,000	10,998
3.30%, 4/27/25	10,000	10,939
4.40%, 6/10/25	10,000	11,244
4.45%, 9/29/27	35,000	40,329
4.125%, 7/25/28	20,000	22,673
2.976%, 11/5/30	5,000	5,296
2.666%, 1/29/31	30,000	31,025
4.75%, 5/18/46	10,000	12,388
4.65%, 7/23/48	30,000	38,344
Cooperatieve Rabobank UA,
5.25%, 5/24/41	10,000	13,674
Credit Suisse Group AG,
4.55%, 4/17/26	15,000	17,302
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 9/15/22	35,000	36,780
Deutsche Bank AG,
3.70%, 5/30/24(b)	10,000	10,798

Goldman Sachs Group, Inc.
3.625%, 1/22/23	40,000	42,404
4.00%, 3/3/24	15,000	16,502
MTN, 3.85%, 7/8/24	10,000	10,958
3.50%, 1/23/25	10,000	10,888
3.50%, 11/16/26	20,000	22,037
3.80%, 3/15/30	10,000	11,366
6.25%, 2/1/41	20,000	29,436
MTN, 4.80%, 7/8/44	5,000	6,496
5.15%, 5/22/45	5,000	6,615
4.75%, 10/21/45	10,000	12,934
HSBC Holdings PLC,
6.10%, 1/14/42	20,000	28,985
HSBC USA, Inc.,
3.50%, 6/23/24	100,000	109,164
ING Groep NV,
3.95%, 3/29/27	10,000	11,335
JPMorgan Chase & Co.
3.20%, 1/25/23	15,000	15,821
3.207%, 4/1/23	25,000	25,767
4.023%, 12/5/24	30,000	32,828
2.083%, 4/22/26	40,000	41,540
2.739%, 10/15/30	10,000	10,519
2.522%, 4/22/31	30,000	30,851
2.956%, 5/13/31	30,000	31,371
3.964%, 11/15/48	20,000	23,254
3.109%, 4/22/51	25,000	25,504
KeyCorp,MTN,
4.10%, 4/30/28	5,000	5,825
M&T Bank Corp.,
3.55%, 7/26/23	25,000	26,877
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7/25/27	20,000	22,270
4.05%, 9/11/28	32,000	36,855
3.741%, 3/7/29	5,000	5,646
Morgan Stanley
2.75%, 5/19/22	50,000	51,520
Series F, 3.875%, 4/29/24	15,000	16,497
GMTN, 3.70%, 10/23/24	5,000	5,524
MTN, 2.72%, 7/22/25	5,000	5,320
MTN, 3.125%, 7/27/26	5,000	5,472
GMTN, 4.35%, 9/8/26	5,000	5,762
GMTN, 2.699%, 1/22/31	55,000	57,211
4.30%, 1/27/45	5,000	6,143
4.375%, 1/22/47	15,000	18,671
GMTN, 5.597%, 3/24/51	15,000	21,761
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	22,001
2.20%, 11/1/24	30,000	31,760
3.45%, 4/23/29	5,000	5,622
Royal Bank of Canada, GMTN,
2.25%, 11/1/24	30,000	31,694
Santander Holdings USA, Inc.,
4.40%, 7/13/27	10,000	11,247
Santander UK PLC,
4.00%, 3/13/24	10,000	10,993
State Street Corp.
3.10%, 5/15/23	10,000	10,608
3.152%, 3/30/31	15,000	16,446
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	5,000	5,598
2.632%, 7/14/26	5,000	5,326
3.364%, 7/12/27	75,000	82,945
Toronto-Dominion Bank
MTN, 1.90%, 12/1/22	25,000	25,718
GMTN, 3.50%, 7/19/23	10,000	10,762
Truist Bank
3.00%, 2/2/23	25,000	26,234
3.20%, 4/1/24	5,000	5,398
Truist Financial Corp.
MTN, 3.05%, 6/20/22	25,000	25,849
MTN, 3.70%, 6/5/25	15,000	16,679
MTN, 1.95%, 6/5/30	10,000	10,058
Westpac Banking Corp.
2.50%, 6/28/22	45,000	46,342
3.35%, 3/8/27	15,000	16,818

(Cost $1,577,013)		1,653,379

Diversified Financial Services - 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.875%, 8/14/24	20,000	20,819
Ally Financial, Inc.,
4.625%, 3/30/25	40,000	45,018
American Express Co.
3.40%, 2/27/23	25,000	26,447
4.05%, 12/3/42	10,000	11,810
BlackRock, Inc.,
3.20%, 3/15/27	15,000	16,734
Charles Schwab Corp.,
4.625%, 3/22/30	10,000	12,151
CME Group, Inc.
3.75%, 6/15/28	15,000	17,173
5.30%, 9/15/43	5,000	7,095
Intercontinental Exchange, Inc.
4.00%, 10/15/23	15,000	16,363
3.00%, 9/15/60	10,000	9,510
Mastercard, Inc.
2.00%, 3/3/25	14,000	14,647
3.80%, 11/21/46	8,000	9,304
Nasdaq, Inc.,
1.65%, 1/15/31	8,000	7,531
Nomura Holdings, Inc.,
2.679%, 7/16/30	10,000	10,220
Visa, Inc.
2.80%, 12/14/22	10,000	10,417
3.15%, 12/14/25	5,000	5,502
2.75%, 9/15/27	5,000	5,446
4.15%, 12/14/35	13,000	15,962
3.65%, 9/15/47	8,000	9,167

(Cost $263,981)		271,316

Insurance - 2.8%
Aflac, Inc.,
3.60%, 4/1/30(a)	5,000	5,640
Allstate Corp.,
4.20%, 12/15/46	13,000	15,962
Arch Capital Group Ltd.,
3.635%, 6/30/50	5,000	5,284
Chubb INA Holdings, Inc.
3.35%, 5/3/26	20,000	22,109
4.35%, 11/3/45	5,000	6,305
Equitable Holdings, Inc.,
4.35%, 4/20/28	10,000	11,431
Lincoln National Corp.,
3.35%, 3/9/25	28,000	30,556
Manulife Financial Corp.,
4.15%, 3/4/26	10,000	11,441
Marsh & McLennan Cos., Inc.,
4.375%, 3/15/29	10,000	11,748

Principal Financial Group, Inc.,
2.125%, 6/15/30	10,000	9,957
Progressive Corp.
2.45%, 1/15/27	15,000	16,112
4.125%, 4/15/47	3,000	3,662
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30(a)	10,000	10,264
MTN, 4.60%, 5/15/44	10,000	12,393
3.905%, 12/7/47	12,000	13,573
Travelers Cos., Inc.,
3.75%, 5/15/46	9,000	10,352
Voya Financial, Inc.,
3.65%, 6/15/26	5,000	5,630
Willis North America, Inc.
2.95%, 9/15/29	5,000	5,320
5.05%, 9/15/48	5,000	6,576

(Cost $202,477)		214,315

Real Estate Investment Trusts - 4.0%
Alexandria Real Estate Equities, Inc.,
3.375%, 8/15/31	20,000	22,047
American Tower Corp.
3.50%, 1/31/23	15,000	15,859
3.80%, 8/15/29	7,000	7,822
2.90%, 1/15/30	20,000	21,045
Boston Properties LP
3.85%, 2/1/23	20,000	21,130
3.40%, 6/21/29	10,000	10,827
Crown Castle International Corp.
3.65%, 9/1/27	7,000	7,779
3.80%, 2/15/28	6,000	6,672
2.25%, 1/15/31	20,000	19,668
Duke Realty LP,
3.75%, 12/1/24	10,000	11,013
Equinix, Inc.,
2.625%, 11/18/24	25,000	26,523
ERP Operating LP,
4.50%, 7/1/44	12,000	14,926
Healthpeak Properties, Inc.,
3.00%, 1/15/30	15,000	15,973
Kimco Realty Corp.
3.40%, 11/1/22	20,000	20,880
4.25%, 4/1/45	12,000	13,537
Prologis LP,
4.375%, 2/1/29	20,000	23,745
Ventas Realty LP,
4.40%, 1/15/29	12,000	13,730
Welltower, Inc.,
3.625%, 3/15/24	15,000	16,248
Weyerhaeuser Co.,
4.00%, 4/15/30	20,000	22,796

(Cost $296,254)		312,220

Industrial - 7.7%
Building Materials - 0.6%
Carrier Global Corp.
2.493%, 2/15/27	10,000	10,525
3.577%, 4/5/50	10,000	10,314
Johnson Controls International PLC,
4.50%, 2/15/47	10,000	12,376
Masco Corp.,
2.00%, 10/1/30	5,000	4,915
Owens Corning,
4.30%, 7/15/47	9,000	10,128

(Cost $43,689)		48,258

Electrical Components & Equipment - 0.1%
2.75%, 10/15/50
(Cost $5,136)	5,000	4,866

Electronics - 0.3%
Agilent Technologies, Inc.,
3.20%, 10/1/22	8,000	8,296
Flex Ltd.,
4.875%, 5/12/30	3,000	3,502
Fortive Corp.,
3.15%, 6/15/26	10,000	10,947

(Cost $21,681)		22,745

Environmental Control - 0.5%
Republic Services, Inc.
2.30%, 3/1/30	5,000	5,108
3.05%, 3/1/50(a)	5,000	5,049
Waste Connections, Inc.,
2.60%, 2/1/30	5,000	5,221
Waste Management, Inc.
2.90%, 9/15/22	15,000	15,497
3.15%, 11/15/27	3,000	3,316
4.10%, 3/1/45	5,000	5,878

(Cost $39,958)		40,069

Hand/Machine Tools - 0.2%
Stanley Black & Decker, Inc.
3.40%, 3/1/26	5,000	5,541
2.30%, 3/15/30	10,000	10,315

(Cost $16,399)		15,856

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.
2.60%, 6/26/22	25,000	25,604
3.803%, 8/15/42	5,000	5,858
3.25%, 9/19/49	10,000	10,721

(Cost $40,706)		42,183

Machinery-Diversified - 0.7%
Deere & Co.
2.60%, 6/8/22	20,000	20,483
3.90%, 6/9/42	10,000	11,904
John Deere Capital Corp.,MTN,
3.45%, 3/13/25	10,000	11,025
Otis Worldwide Corp.,
3.362%, 2/15/50	11,000	11,417

(Cost $53,071)		54,829

Miscellaneous Manufacturing - 1.3%
3M Co.
MTN, 2.25%, 3/15/23	20,000	20,796
MTN, 3.25%, 2/14/24	5,000	5,403
MTN, 4.00%, 9/14/48	12,000	14,333
Eaton Corp.,
4.15%, 11/2/42	10,000	11,883
Illinois Tool Works, Inc.,
3.50%, 3/1/24	10,000	10,857
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 6/15/23	20,000	21,682
4.30%, 2/21/48	5,000	5,975
Parker-Hannifin Corp.,
3.25%, 6/14/29	10,000	10,920

(Cost $99,006)		101,849

Packaging & Containers - 0.1%
Bemis Co., Inc.,
2.63%, 6/19/30	5,000	5,179
Sonoco Products Co.,
3.125%, 5/1/30	2,000	2,127

(Cost $7,508)		7,306

Transportation - 3.1%
Canadian National Railway Co.,
2.75%, 3/1/26	5,000	5,374
Canadian Pacific Railway Co.,
2.90%, 2/1/25	10,000	10,712
CSX Corp.
2.40%, 2/15/30	20,000	20,813
3.80%, 11/1/46	25,000	27,810
FedEx Corp.
3.30%, 3/15/27	15,000	16,494
4.25%, 5/15/30	5,000	5,825
5.25%, 5/15/50	15,000	19,413
Norfolk Southern Corp.,
4.05%, 8/15/52	23,000	26,557
Ryder System, Inc., MTN,
2.875%, 6/1/22	15,000	15,431
Union Pacific Corp.
2.95%, 3/1/22	10,000	10,269
3.70%, 3/1/29	5,000	5,651
2.40%, 2/5/30	18,000	18,612
3.839%, 3/20/60	25,000	28,164
United Parcel Service, Inc.
4.45%, 4/1/30	15,000	18,087
3.75%, 11/15/47	10,000	11,165

(Cost $233,780)		240,377

Trucking & Leasing - 0.2%
GATX Corp.,
4.00%, 6/30/30
(Cost $11,747)	10,000	11,418

Technology - 10.2%
Computers - 4.1%
Apple, Inc.
2.40%, 5/3/23	7,000	7,319
3.00%, 2/9/24	20,000	21,432
3.20%, 5/13/25	17,000	18,611
2.45%, 8/4/26	13,000	13,859
3.20%, 5/11/27	10,000	11,072
1.65%, 2/8/31	10,000	9,776
4.45%, 5/6/44	15,000	19,012
3.85%, 8/4/46	20,000	23,079
3.75%, 11/13/47	15,000	17,113
2.95%, 9/11/49	2,000	1,996
2.65%, 2/8/51	10,000	9,396
Dell International LLC / EMC Corp.
144A, 6.02%, 6/15/26	15,000	17,939
144A, 5.30%, 10/1/29	35,000	41,412
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	10,000	11,502
6.35%, 10/15/45	9,000	11,822
HP, Inc.,
3.40%, 6/17/30	15,000	16,213
International Business Machines Corp.
1.875%, 8/1/22	20,000	20,454
3.625%, 2/12/24	15,000	16,384
1.95%, 5/15/30	10,000	9,909
4.00%, 6/20/42	15,000	17,419
4.25%, 5/15/49	5,000	5,939

(Cost $301,661)		321,658

Semiconductors - 1.8%
Analog Devices, Inc.,
3.90%, 12/15/25	5,000	5,614
Applied Materials, Inc.
4.35%, 4/1/47	3,000	3,777
2.75%, 6/1/50	5,000	4,884
Intel Corp.
2.35%, 5/11/22	5,000	5,116
3.70%, 7/29/25	20,000	22,239
3.15%, 5/11/27	10,000	11,041
4.10%, 5/11/47	15,000	17,727
4.95%, 3/25/60(a)	7,000	9,641
Lam Research Corp.
4.875%, 3/15/49	2,000	2,702
2.875%, 6/15/50	5,000	4,932
Micron Technology, Inc.,
4.64%, 2/6/24	25,000	27,636
NVIDIA Corp.
2.85%, 4/1/30	12,000	12,913
3.70%, 4/1/60	4,000	4,486
Texas Instruments, Inc.,
4.15%, 5/15/48	5,000	6,126

(Cost $133,114)		138,834

Software - 4.3%
Activision Blizzard, Inc.
3.40%, 9/15/26	10,000	11,138
2.50%, 9/15/50	2,000	1,762
Electronic Arts, Inc.,
1.85%, 2/15/31	5,000	4,880
Fidelity National Information Services, Inc.,
3.50%, 4/15/23	15,000	15,854
Fiserv, Inc.
4.20%, 10/1/28	25,000	28,715
3.50%, 7/1/29	10,000	11,020
Microsoft Corp.
2.40%, 8/8/26	10,000	10,704
3.30%, 2/6/27	10,000	11,165
3.50%, 2/12/35	10,000	11,717
4.45%, 11/3/45	30,000	39,471
3.70%, 8/8/46	10,000	11,816
2.525%, 6/1/50	6,000	5,661
3.95%, 8/8/56	2,000	2,490
2.675%, 6/1/60	5,000	4,708
Oracle Corp.
3.40%, 7/8/24	10,000	10,863
2.50%, 4/1/25	15,000	15,895
2.95%, 5/15/25	10,000	10,775
2.95%, 4/1/30	15,000	16,066
4.30%, 7/8/34	25,000	29,855
4.00%, 7/15/46	10,000	11,095
4.00%, 11/15/47	10,000	11,158
3.85%, 4/1/60	14,000	15,167
Roper Technologies, Inc.,
3.80%, 12/15/26	18,000	20,389
salesforce.com, Inc.,
3.70%, 4/11/28	5,000	5,700
VMware, Inc.,
4.70%, 5/15/30	10,000	11,698

(Cost $313,805)		329,762

Utilities - 7.9%
Electric - 6.2%
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	5,327
Series AC, 4.25%, 2/1/49	10,000	12,232
CenterPoint Energy, Inc.,
2.95%, 3/1/30	5,000	5,305
Commonwealth Edison Co.
2.20%, 3/1/30	20,000	20,638
4.00%, 3/1/48	5,000	5,858
3.00%, 3/1/50	6,000	6,008
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	10,000	11,062
Series 20B, 3.95%, 4/1/50	35,000	39,780
4.625%, 12/1/54	5,000	6,213
Consumers Energy Co.,
3.50%, 8/1/51	20,000	22,325
Emera US Finance LP,
3.55%, 6/15/26	10,000	10,992
Eversource Energy
Series N, 3.80%, 12/1/23	20,000	21,761
3.45%, 1/15/50	17,000	18,107
Exelon Corp.
4.05%, 4/15/30	50,000	57,334
4.70%, 4/15/50	15,000	18,736
Exelon Generation Co. LLC,
3.25%, 6/1/25	10,000	10,741
Interstate Power and Light Co.,
3.25%, 12/1/24	10,000	10,883
Kentucky Utilities Co.,
3.30%, 6/1/50	13,000	13,284
Louisville Gas and Electric Co.,
Series 25, 3.30%, 10/1/25	20,000	21,858
PPL Electric Utilities Corp.,
3.00%, 10/1/49	5,000	5,015
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	5,000	5,305
MTN, 3.80%, 3/1/46	20,000	23,072
Public Service Enterprise Group, Inc.,
2.65%, 11/15/22	25,000	25,926
Puget Energy, Inc.
3.65%, 5/15/25	10,000	10,906
4.10%, 6/15/30	5,000	5,574
Puget Sound Energy, Inc.,
3.25%, 9/15/49	8,000	8,187
San Diego Gas & Electric Co.,Series RRR,
3.75%, 6/1/47	10,000	11,219
Sempra Energy
4.05%, 12/1/23	10,000	10,876
4.00%, 2/1/48	5,000	5,520
Tampa Electric Co.,
4.45%, 6/15/49	7,000	8,641
Tucson Electric Power Co.,
4.00%, 6/15/50	7,000	8,003
WEC Energy Group, Inc.,
3.55%, 6/15/25	15,000	16,461
Wisconsin Power and Light Co.,
3.00%, 7/1/29	15,000	16,412

(Cost $481,549)		479,561

Gas - 1.3%
Atmos Energy Corp.,
3.375%, 9/15/49	15,000	15,703
CenterPoint Energy Resources Corp.,
3.55%, 4/1/23	15,000	15,923
NiSource, Inc.
3.49%, 5/15/27	15,000	16,642
4.375%, 5/15/47	12,000	14,015
ONE Gas, Inc.,
2.00%, 5/15/30	10,000	9,915
Southern California Gas Co.,Series VV,
4.30%, 1/15/49	20,000	24,643

(Cost $93,900)		96,841

Water - 0.4%
American Water Capital Corp.
3.40%, 3/1/25	10,000	10,899
2.80%, 5/1/30	2,000	2,127
3.45%, 5/1/50	13,000	14,126
Essential Utilities, Inc.,
3.351%, 4/15/50	5,000	5,132

(Cost $35,360)		32,284

TOTAL CORPORATE BONDS (Cost $7,318,982)		7,651,527

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
(Cost $20,010)	20,010	20,010

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $22,223)	22,223	22,223

TOTAL INVESTMENTS - 99.5% (Cost $7,361,215)		$7,693,760
Other assets and liabilities, net - 0.5%		35,971

NET ASSETS - 100.0%		$7,729,731

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.70%, 5/30/24(b)
10,139	—	—	—	659	276	—	10,000	10,798
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
10,080	9,930(e)	—	—	—	12	—	20,010	20,010
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
83,235	491,671	(552,683)	—	—	15	—	22,223	22,223

103,454	501,601	(552,683)	—	659	303	—	52,233	53,031

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $67,537, which is 0.9% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $48,625.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(f)	$—	$7,651,527	$—	$7,651,527
Short-Term Investments(f)	42,233	—	—	42,233

TOTAL	$42,233	$7,651,527	$—	$7,693,760

(f)	See Schedule of Investments for additional detailed categorizations.